Pension and Other Employee Obligations - Summary of Employee Benefits Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of employee benefit expenses [Line Items]
Salaries and bonus	$ 487,246	$ 424,005	$ 405,665
Employee benefit plans: Defined contribution plan	12,675	11,572	11,684
Employee benefit plans: Defined benefit plan	2,634	2,242	3,042
Share-based compensation expense (Refer note 25)	37,520	30,305	30,565
Employee benefit costs	540,075	468,124	450,956
Cost of revenue [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer note 25)	4,589	4,278	3,770
Employee benefit costs	399,441	346,914	329,289
Selling and marketing expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer note 25)	4,789	3,983	2,557
Employee benefit costs	40,816	34,054	31,373
General and administrative expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense (Refer note 25)	28,142	22,044	24,238
Employee benefit costs	$ 99,818	$ 87,156	$ 90,294